UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class I
Nuveen Georgia Municipal Bond Fund FGATX FGCCX FGARX
Nuveen Louisiana Municipal Bond Fund FTLAX FAFLX FTLRX
Nuveen North Carolina Municipal Bond Fund FLNCX FDCCX FCNRX

Table
of Contents
Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 14
Expense Examples 15
Portfolios of Investments 17
Statement of Assets and Liabilities 36
Statement of Operations 37
Statement of Changes in Net Assets 38
Financial Highlights 40
Notes to Financial Statements 46
Shareholder Meeting Report 55
Additional Fund Information 56
Glossary of Terms Used in this Report 57
Liquidity Risk Management Program 58

Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through December 2023. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
January 19, 2024

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios
Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended May 31, 2024.
Portfolio Manager Updates
Effective October 13, 2023, Joel Levy and Timothy Ryan, CFA were added as portfolio managers of Nuveen Georgia Municipal
Bond Fund and Nuveen North Carolina Municipal Bond Fund.
Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of Nuveen Louisiana Municipal Bond Fund.
There were no other changes to the portfolio management of the Funds during the reporting period.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Georgia Index:
An index designed to measure the performance of the tax-exempt Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Louisiana Index
: An index designed to measure the performance of the tax-exempt Louisiana municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond North Carolina Index
: An index designed to measure the performance of the tax-exempt North Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Georgia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Georgia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 3/27/86 1.88% 3.13% 1.03% 1.91% 0.84%
Class A at maximum Offering Price 3/27/86 (2.37)% (1.17)% 0.18% 1.47% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Georgia Index — 1.90% 3.59% 1.71% 2.38% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/14/97 1.88% 3.33% 1.23% 2.11% 0.64%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.47% 2.31% 0.22% 1.04% 1.65%
Class C at maximum Offering Price 2/10/14 0.47% 2.31% 0.22% 1.04% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 95 .7%
Other Assets & Liabilities, Net 4.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Georgia 98.0%
Puerto Rico 2.0%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 30.1%
Tax Obligation/General 20.4%
Transportation 11.7%
Tax Obligation/Limited 10.1%
U.S. Guaranteed 9.8%
Health Care 9.5%
Education and Civic
Organizations 7.4%
Consumer Discretionary 1.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.4%
AAA 12.1%
AA 47.0%
A 24.8%
BBB 6.7%
N/R (not rated) 2.0%
Total 100%
1
The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Georgia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Louisiana Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Louisiana Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/12/89 2.04% 3.55% 1.98% 3.02% 0.80%
Class A at maximum Offering Price 9/12/89 (2.28)% (0.84)% 1.11% 2.58% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Louisiana Index — 1.89% 3.45% 2.34% 2.91% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/25/97 2.15% 3.78% 2.18% 3.22% 0.60%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.63% 2.74% 1.16% 2.17% 1.60%
Class C at maximum Offering Price 2/10/14 0.63% 2.74% 1.16% 2.17% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 93 .8%
Common Stocks 4 .1%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.3%
AAA 1.8%
AA 27.1%
A 38.2%
BBB 10.2%
BB or Lower 3.0%
N/R (not rated) 16.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 27.7%
Health Care 13.8%
Tax Obligation/Limited 12.0%
Transportation 10.0%
Utilities 8.1%
Tax Obligation/General 8.1%
Industrials 4.7%
Other 11.4%
Common Stocks 4.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Louisiana 93.7%
Ohio 1.5%
New York 1.0%
Guam 0.9%
Puerto Rico 0.7%
Colorado 0.6%
Iowa 0.4%
Missouri 0.4%
Illinois 0.2%
Virgin Islands 0.2%
Wisconsin 0.2%
Minnesota 0.1%
New Jersey 0.1%
Total 100%
1
The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Louisiana personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen North Carolina Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond North Carolina Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 3/27/86 1.38% 2.86% 0.99% 2.08% 0.81%
Class A at maximum Offering Price 3/27/86 (2.92)% (1.42)% 0.13% 1.65% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond North Carolina Index — 1.58% 2.96% 1.58% 2.21% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/05/97 1.40% 3.00% 1.19% 2.27% 0.61%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.88% 1.86% 0.18% 1.22% 1.61%
Class C at maximum Offering Price 2/10/14 (0.12)% 1.86% 0.18% 1.22% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96 .6%
Other Assets & Liabilities, Net 3.4%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
North Carolina 96.6%
Puerto Rico 3.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 20.7%
Transportation 20.6%
Utilities 18.0%
Education and Civic
Organizations 16.3%
Health Care 11.7%
Tax Obligation/General 8.0%
U.S. Guaranteed 3.4%
Other 1.3%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.7%
AAA 13.0%
AA 64.5%
A 8.5%
BBB 7.0%
N/R (not rated) 4.3%
Total 100%
1
The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from North
Carolina personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.73% 2.05% 3.04%
SEC 30-Day Yield 3.32% 2.69% 3.65%
Taxable-Equivalent Yield (46.6%)
2
6.22% 5.04% 6.83%
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.80% 2.19% 3.15%
SEC 30-Day Yield 3.18% 2.55% 3.51%
Taxable-Equivalent Yield (45.1%)
2
5.74% 4.60% 6.34%
Nuveen North Carolina Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.54% 1.93% 2.89%
SEC 30-Day Yield 3.17% 2.54% 3.50%
Taxable-Equivalent Yield (45.6%)
2
5.83% 4.67% 6.43%
1
The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2
The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2023.
The beginning of the period is June 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.80 $ 1,014.70 $ 1,018.80
Expenses Incurred During the Period $ 4.14 $ 8.16 $ 3.13
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.91 $ 1,016.91 $ 1,021.91
Expenses Incurred During the Period $ 4.14 $ 8.17 $ 3.13
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.40 $ 1,016.30 $ 1,021.50
Expenses Incurred During the Period $ 4.29 $ 8.32 $ 3.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.74 $ 1,016.74 $ 1,021.74
Expenses Incurred During the Period $ 4.29 $ 8.32 $ 3.29
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.85%, 1.65% and 0.65% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen North Carolina Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,013.80 $ 1,008.80 $ 1,014.00
Expenses Incurred During the Period $ 3.98 $ 7.98 $ 2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.05 $ 1,017.05 $ 1,022.05
Expenses Incurred During the Period $ 3.99 $ 8.02 $ 2.98
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.7%
X 174,416,780
MUNICIPAL BONDS - 95.7%   X 174,416,780
Consumer Discretionary - 1 .0%
$ 2,200 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A, 4.000%,
1/01/54
1/31 at 100.00 $ 1,833,224
Total Consumer Discretionary 1,833,224
Education and Civic Organizations - 7 .1%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 1,019,577
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert W.
Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36
3/26 at 100.00 2,054,512
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert W.
Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 2,079,191
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds, Georgia
Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%,
7/01/40
7/27 at 100.00 2,817,209
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory
University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 4,107,878
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer
University, Series 2012B, 5.000%, 10/01/24
No Opt. Call 612,534
250 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer
University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 228,911
Total Education and Civic Organizations 12,919,812
Health Care - 9 .1%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 5,345,039
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System, Inc. Project, Series 2022A, 4.000%,
4/01/52
4/32 at 100.00 497,516
420 Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/36
4/27 at 100.00 436,433
Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023A:
2,000 5.125%, 4/01/53 4/33 at 100.00 2,105,123
1,000 5.750%, 4/01/53 4/33 at 100.00 1,111,989
2,355 Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont
Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 2,359,725
2,500 Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont
Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM Insured
7/29 at 100.00 2,346,053
2,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A, 4.000%,
7/01/43
7/29 at 100.00 2,351,704
Total Health Care 16,553,582
Tax Obligation/General - 19 .5%
Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1:
2,000 5.000%, 12/01/39 12/32 at 100.00 2,238,520
2,845 5.000%, 12/01/41 12/32 at 100.00 3,157,633
1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 1,762,238
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41
7/25 at 100.00 2,020,317
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 2,080,578
825 Cherokee County School System, Georgia, General Obligation Bonds, Series
2017, 5.000%, 2/01/28
2/27 at 100.00 879,926

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds, Coweta
County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 $ 933,053
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates,
Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 1,651,530
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 1,159,966
800 Effingham County School District, Georgia, General Obligation Bonds, Series
2022, 4.000%, 9/01/47
9/32 at 100.00 787,610
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 5,180,380
Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 1,161,738
2,380 4.000%, 7/15/38 7/31 at 100.00 2,447,003
1,625 Greene County School District, Georgia, General Obligation Bonds, Series
2023, 4.000%, 6/01/48
6/33 at 100.00 1,592,830
2,000 Gwinnett County School District, Georgia, General Obligation Bonds, Series
2019, 5.000%, 2/01/41
2/29 at 100.00 2,138,327
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 1,406,190
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 548,839
2,000 Vidalia School District, Toombs County, Georgia, General Obligation Bonds,
Series 2016, 5.000%, 8/01/37
2/26 at 100.00 2,057,327
2,325 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Oconee-Hard Creek Reservoir Project, Series 2023, 4.000%, 2/01/47
2/33 at 100.00 2,310,179
Total Tax Obligation/General 35,514,184
Tax Obligation/Limited - 9 .6%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 1,513,367
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 2,533,965
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call 430,359
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 1,104,684
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
1/24 at 100.00 595,525
110 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds,
Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 114,270
95 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call 99,046
1,715 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28
No Opt. Call 1,795,901
1,671 Georgia Local Governments, Certificates of Participation, Georgia Municipal
Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 1,717,369
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 2,052,307
2,000 5.000%, 7/01/42 7/26 at 100.00 2,048,818
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,225 0.000%, 7/01/33 7/28 at 86.06 802,991
1,825 4.500%, 7/01/34 7/25 at 100.00 1,814,321
985 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 934,811
Total Tax Obligation/Limited 17,557,734

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 11 .2%
$ 2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 $ 2,149,572
Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Refunding Subordinate Lien Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 2,427,706
2,000 5.000%, 1/01/33 1/24 at 100.00 2,002,232
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38, (AMT)
7/29 at 100.00 1,968,692
Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 161,809
170 5.000%, 1/01/33 1/25 at 100.00 171,896
100 5.000%, 1/01/34 1/25 at 100.00 101,105
150 5.000%, 1/01/35 1/25 at 100.00 151,722
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 4,864,459
2,000 4.000%, 7/01/51 7/31 at 100.00 1,963,410
4,200 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47 7/32 at 100.00 4,539,474
Total Transportation 20,502,077
U.S. Guaranteed - 9 .4% (c)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 7,346,405
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series
2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 503,781
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 2,037,018
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 1,002,699
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44,
(Pre-refunded 4/01/24)
4/24 at 100.00 2,011,947
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 4,200,151
Total U.S. Guaranteed 17,102,001
Utilities - 28 .8%
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015:
500 5.000%, 11/01/40 5/25 at 100.00 507,415
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 1,054,243
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/41
11/27 at 100.00 1,705,521
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 962,904
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 1,102,028
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%,
11/01/45
2/28 at 100.00 1,094,230
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%,
11/01/45
2/28 at 100.00 1,759,521
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%,
6/01/48
6/28 at 100.00 2,061,631
625 Cherokee County Water and Sewerage Authority, Georgia, Water and
Sewerage Revenue Bonds, Series 2023, 5.000%, 8/01/33
No Opt. Call 737,303
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 1,985,292
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/41
3/30 at 100.00 962,384

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 $ 1,214,631
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 4,292,982
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
1/24 at 100.00 1,000,778
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds, Series
2012GG, 5.000%, 1/01/43
12/23 at 100.00 2,000,122
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 1,513,468
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds,
Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 3,023,141
2,630 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/27
No Opt. Call 2,752,948
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 2,788,504
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 1,521,857
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 3,307,607
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 917,690
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 914,014
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call 2,563,643
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A:
2,000 5.000%, 1/01/45 1/31 at 100.00 2,079,174
2,500 5.000%, 1/01/50 1/31 at 100.00 2,563,065
2,405 5.000%, 1/01/59 7/28 at 100.00 2,424,627
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 1,502,373
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 1,000,938
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton Hard Labor Creek Reservoir Water Treatment Facility Project, Series
2022, 5.000%, 2/01/53
8/32 at 100.00 1,120,132
Total Utilities 52,434,166
Total Municipal Bonds
(cost $176,413,027) 174,416,780
Total Long-Term Investments
(cost $176,413,027) 174,416,780
Other Assets & Liabilities, Net - 4.3% 7,806,435
Net Assets - 100% $ 182,223,215
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.9%
X 203,061,605
MUNICIPAL BONDS - 93.8%   X 203,061,605
Consumer Staples - 2 .9%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1,
3.000%, 6/01/48
6/30 at 100.00 $ 2,014,567
610 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/23 at 100.00 597,334
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and
2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 295,285
2,170 Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement
Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35
12/23 at 100.00 2,186,843
185 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 185,515
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,012,106
Total Consumer Staples 6,291,650
Education and Civic Organizations - 27 .1%
1,025 Jefferson Parish Economic Development and Port District, Louisiana, Kenner
Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38,
144A
6/28 at 100.00 1,007,884
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin'
Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 - AGM
Insured
1/24 at 100.00 816,015
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Athletic Facilities Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 487,005
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 693,018
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 -
AGM Insured
10/27 at 100.00 3,047,850
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities
Inc.- Student Union/University Facilities Project, Series 2021, 4.000%,
10/01/39 - AGM Insured
10/30 at 100.00 1,041,451
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities,
Inc. Lewis Street Parking Garage Project, Refunding Series 2021, 4.000%,
10/01/42 - AGM Insured
10/30 at 100.00 721,893
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University Student
Housing & Recreational Facilities/Innovative Student Facilities Inc. Project,
Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 1,021,649
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University Student
Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013,
5.000%, 7/01/33
1/24 at 100.00 2,001,619
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, McNeese State University Student
Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021:
500 3.000%, 3/01/33 3/31 at 100.00 463,271
1,200 3.000%, 3/01/37 3/31 at 100.00 1,025,652
1,270 3.000%, 3/01/39 3/31 at 100.00 1,027,075
1,000 3.000%, 3/01/42 3/31 at 100.00 771,880

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University Student
Recreation Center/NSU Facilities Corporation Project, Refunding Series 2021,
4.000%, 10/01/38
10/30 at 100.00 $ 2,131,723
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student
Housing & Parking Project, Series 2017, 5.000%, 10/01/39 - AGM Insured
10/27 at 100.00 2,052,130
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana University
student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 -
AGM Insured
8/27 at 100.00 1,570,344
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles
College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 1,193,386
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 235,131
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A:
1,680 5.000%, 4/01/39, 144A 4/27 at 100.00 1,482,255
1,000 5.000%, 4/01/57, 144A 4/27 at 100.00 785,331
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-
Flagship Properties LLC - Louisiana State University GreenHouse District
Phase II Project, Series 2017:
200 5.000%, 7/01/42 7/27 at 100.00 203,646
1,500 5.000%, 7/01/47 7/27 at 100.00 1,518,909
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-
Flagship Properties LLC - Louisiana State University GreenHouse District
Phase III Project, Series 2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 2,111,795
4,510 5.000%, 7/01/59 7/29 at 100.00 4,551,680
Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-
Flagship Properties LLC - Louisiana State University Nicolson Gateway Project,
Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 1,516,012
6,000 5.000%, 7/01/51 7/26 at 100.00 6,036,978
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise
Charter School Project, Series 2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 466,758
540 6.375%, 6/01/62, 144A 6/31 at 100.00 498,540
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 254,461
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 1,208,240
20 4.000%, 10/01/41 10/31 at 100.00 18,780
3,350 4.000%, 10/01/51 10/31 at 100.00 2,916,823
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 1,974,101
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2023A, 5.000%, 10/15/48
10/32 at 100.00 3,183,726
1,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 850,000
1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
1/24 at 100.00 1,036,700
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,
Refunding Series 2017:
2,835 5.250%, 10/01/31 No Opt. Call 3,135,232
2,040 5.250%, 10/01/46 10/33 at 100.00 2,128,242
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
1/24 at 100.00 1,501,005
Total Education and Civic Organizations 58,688,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 13 .5%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
$ 715 5.000%, 12/01/34 12/29 at 100.00 $ 679,639
2,750 5.000%, 12/01/39 12/29 at 100.00 2,409,023
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 404,439
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 520,795
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 3,058,476
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 2,029,615
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 1,629,640
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
645 5.750%, 7/01/25 No Opt. Call 665,433
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 4,023,668
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 3,063,463
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 268,415
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 201,082
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call 335,431
1,000 5.000%, 7/01/32 7/31 at 100.00 1,079,011
Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 1,799,769
1,400 5.000%, 7/01/37 7/28 at 100.00 1,456,483
1,000 4.000%, 7/01/43 7/28 at 100.00 893,501
Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue
Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 1,315,232
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 1,428,488
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%,
2/01/39
2/31 at 100.00 934,067
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%,
4/01/33
1/24 at 100.00 1,085,100
Total Health Care 29,280,770
Housing/Multifamily - 1 .3%
1,840 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
12/23 at 100.00 1,841,067
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project,
Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 918,461
Total Housing/Multifamily 2,759,528
Housing/Single Family - 1 .8%
1,595 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 1,563,402
2,385 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 2,309,896
Total Housing/Single Family 3,873,298

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 4 .6%
$ 835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/24 at 100.00 $ 798,098
195 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 204,283
2,155 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA
Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 1,902,959
900 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans GOMESA
Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 778,035
85 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist
Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 72,956
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 93,500
1,910 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish
GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 1,607,825
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 102,940
100 5.500%, 11/01/39, 144A 11/28 at 100.00 103,732
1,645 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 1,648,157
1,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 10
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project,
Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 2,166,677
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project,
Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 222,088
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, (AMT),
144A
1/24 at 100.00 236,897
Total Industrials 9,938,157
Long-Term Care - 1 .0%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System Project,
Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 1,890,017
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds,
Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 366,948
Total Long-Term Care 2,256,965
Materials - 0 .9%
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 1,861,457
Total Materials 1,861,457
Tax Obligation/General - 7 .9%
Calcasieu Parish School District 23, Louisiana, General Obligation Bonds,
Public School Improvement Series 2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 1,064,248
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 1,605,092

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series
2021:
$ 265 4.000%, 10/01/37 10/30 at 100.00 $ 253,799
350 4.000%, 10/01/39 10/30 at 100.00 324,662
425 4.000%, 10/01/40 10/30 at 100.00 391,585
Livingston Parish School District 1, Louisiana, General Obligation Bonds,
Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 1,058,865
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 546,774
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 994,686
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 1,070,376
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon Commission
Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 3,132,336
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 1,858,387
2,000 5.000%, 12/01/46 12/30 at 100.00 2,096,733
New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 129,441
525 5.000%, 12/01/29 12/25 at 100.00 542,726
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2022,
5.250%, 12/01/38
12/32 at 100.00 2,036,911
Total Tax Obligation/General 17,106,621
Tax Obligation/Limited - 11 .8%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
4.000%, 11/15/39
11/25 at 100.00 151,530
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,093,806
Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 2,012,274
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 3,006,915
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 1,962,919
1,000 Juban Trails Community Development District, Livingston Parish, Louisiana,
Special Assessment  Revenue Bonds, Series 2022, 4.250%, 6/01/51, 144A
6/32 at 100.00 822,636
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 995,715
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call 527,952
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series 2015,
5.000%, 6/01/30
6/25 at 100.00 1,470,762
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A:
2,325 5.000%, 7/01/48 7/33 at 100.00 2,457,528
1,735 5.250%, 7/01/53 7/33 at 100.00 1,861,351
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Correctional Institution for Women Series 2023:
725 4.000%, 10/01/41 10/33 at 100.00 697,921
1,000 4.000%, 10/01/43 10/33 at 100.00 951,269
Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds,
Office of Juvenile Justice Project, Series 2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 1,399,241
1,490 4.000%, 10/01/39 10/30 at 100.00 1,443,262
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call 335,642
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 101,512

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series
2019:
$ 750 4.000%, 8/01/37 8/29 at 100.00 $ 756,958
680 4.000%, 8/01/39 8/29 at 100.00 681,714
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 726,260
42 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 35,900
Total Tax Obligation/Limited 25,493,067
Transportation - 9 .8%
1,300 Ascension Parish Industrial development Board, Louisiana, Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
1/24 at 100.00 1,299,981
785 Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 785,131
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 1,012,343
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series
2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 2,001,819
1,255 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala
Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, (AMT), 144A
1/24 at 100.00 1,254,957
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf
Opportunity Zone Project, Refunding Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 202,195
1,000 4.000%, 1/01/38 1/29 at 100.00 1,001,619
1,015 4.000%, 1/01/39 1/29 at 100.00 1,010,853
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 2,007,268
1,880 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 1,881,027
3,100 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 3,206,029
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 832,729
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port
Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured, (AMT)
4/28 at 100.00 2,773,365
2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port
Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT), 5.000%, 4/01/50
4/30 at 100.00 2,055,677
Total Transportation 21,324,993
U.S. Guaranteed - 3 .2% (d)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 1,022,695
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39, (Pre-
refunded 2/01/24)
2/24 at 100.00 1,504,170
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds,
Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41,
(Pre-refunded 11/01/25)
11/25 at 100.00 1,630,945
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call 26,043
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 377,249
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing Project,
Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24) - AGM
Insured
9/24 at 100.00 809,969

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
$ 1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 $ 1,353,486
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 203,480
Total U.S. Guaranteed 6,928,037
Utilities - 8 .0%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 1,615,769
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,006,197
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 797,055
2,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project,
Series 2008, 4.250%, 12/01/38
1/24 at 100.00 2,611,108
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 1,121,116
1,000 4.000%, 6/01/50 6/30 at 100.00 891,620
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 944,513
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 1,490,147
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 967,396
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series
2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 333,551
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 1,058,063
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 1,593,357
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 2,060,065
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 297,732
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/24 at 100.00 471,183
Total Utilities 17,258,872
Total Municipal Bonds
(cost $217,801,581) 203,061,605
Shares Description (a) Value
X 8,880,480
COMMON STOCKS - 4.1%   X 8,880,480
Utilities - 4 .1%
111,006 (e),(f) Energy Harbor Corp $ 8,880,480
Total Utilities 8,880,480
Total Common Stocks
(cost $2,755,685) 8,880,480
Total Long-Term Investments
(cost $220,557,266) 211,942,085
Other Assets & Liabilities, Net - 2.1% 4,513,882
Net Assets - 100% $ 216,455,967
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2005A. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor
Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.6%
X 492,692,441
MUNICIPAL BONDS - 96.6%   X 492,692,441
Education and Civic Organizations - 15 .8%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 $ 2,073,016
3,415 Appalachian State University, North Carolina, General Revenue Bonds, Series
2019, 4.000%, 10/01/48
10/29 at 100.00 3,237,046
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 2,083,198
Elizabeth City State University, North Carolina, General Revenue Bonds, Series
2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call 642,545
645 5.000%, 4/01/27 - AGM Insured No Opt. Call 680,856
425 5.000%, 4/01/28 - AGM Insured No Opt. Call 453,174
465 5.000%, 4/01/29 - AGM Insured No Opt. Call 501,055
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 803,677
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 1,565,182
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 4,598,217
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 1,065,154
North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 800,665
685 4.000%, 6/01/34 6/26 at 100.00 685,544
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38
6/26 at 100.00 5,095,583
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 7,751,984
North Carolina Central University, General Revenue Bonds, Refunding Series
2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 3,241,600
3,215 5.000%, 10/01/27 4/26 at 100.00 3,329,666
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 1,075,544
5,000 University of North Carolina, Asheville, General Revenue Bonds, Refunding
Series 2017, 5.000%, 6/01/42
6/26 at 100.00 5,109,615
University of North Carolina, Charlotte, General Revenue Bonds, Refunding
Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 247,048
4,415 4.000%, 10/01/40 10/27 at 100.00 4,423,060
University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 2,261,256
6,600 5.000%, 10/01/47 10/27 at 100.00 6,856,224
University of North Carolina, Greensboro, General Revenue Bonds, Refunding
Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 1,085,980
835 5.000%, 4/01/31 4/28 at 100.00 905,807
1,085 University of North Carolina, Greensboro, General Revenue Bonds, Series
2014, 5.000%, 4/01/32
4/24 at 100.00 1,089,890
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 6,312,147
750 University of North Carolina, Wilmington, General Revenue Bonds, Series
2021, 4.000%, 10/01/41
10/29 at 100.00 749,003
4,500 Western Carolina University, North Carolina, General Revenue Bonds, Series
2018, 5.000%, 10/01/43
4/28 at 100.00 4,699,031

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Western Carolina University, North Carolina, General Revenue Bonds, Series
2020B:
$ 6,000 4.000%, 4/01/45 4/30 at 100.00 $ 5,958,438
1,000 4.000%, 4/01/50 4/30 at 100.00 957,757
Total Education and Civic Organizations 80,338,962
Health Care - 11 .3%
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call 2,043,992
3,000 5.000%, 1/15/36 1/26 at 100.00 3,098,614
1,685 5.000%, 1/15/40 1/26 at 100.00 1,715,937
500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018D,
3.625%, 1/15/48, (Mandatory Put 6/15/27)
No Opt. Call 500,000
4,735 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 4,307,132
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call 605,029
22,405 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49
11/29 at 100.00 20,760,267
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 2,977,676
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015:
5,860 5.000%, 6/01/40 6/25 at 100.00 5,924,484
3,000 5.000%, 6/01/45 6/25 at 100.00 3,007,037
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
1/24 at 100.00 2,000,691
North Carolina Medical Care Commission, Health Care Facilities Revenues
Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 1,077,082
1,000 5.000%, 12/01/33 12/28 at 100.00 1,074,622
8,010 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call 8,791,053
Total Health Care 57,883,616
Long-Term Care - 1 .3%
North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 260,354
285 4.000%, 3/01/30 3/28 at 103.00 261,096
295 4.000%, 3/01/31 3/28 at 103.00 267,358
550 4.000%, 3/01/41 3/28 at 103.00 417,112
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 2,266,331
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/44
7/26 at 103.00 941,698
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 732,444
North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding
Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 550,535
225 5.000%, 10/01/31 10/26 at 100.00 225,219
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 650,372
Total Long-Term Care 6,572,519

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 7 .7%
Asheville, North Carolina, General Obligation Bonds, Refunding Series 2023:
$ 500 5.000%, 6/01/35 6/33 at 100.00 $ 588,308
500 4.000%, 6/01/39 6/33 at 100.00 512,065
Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2016A:
1,250 5.000%, 7/01/30 7/26 at 100.00 1,307,650
1,750 4.000%, 7/01/36 7/26 at 100.00 1,765,564
County of Durham, North Carolina, General Obligation Bonds, Refunding
Series 2023:
2,020 4.000%, 6/01/40 6/33 at 100.00 2,064,097
1,000 4.000%, 6/01/41 6/33 at 100.00 1,016,528
1,870 4.000%, 6/01/42 6/33 at 100.00 1,891,850
Davidson County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,048,462
1,795 5.000%, 6/01/30 6/26 at 100.00 1,875,737
300 Davidson County, North Carolina, General Obligation Bonds, Refunding
Series 2016, 5.000%, 6/01/25
No Opt. Call 308,957
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call 1,051,231
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call 11,680,236
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 1,275,245
5,000 Wake County, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 5,658,233
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 523,224
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 2,198,752
Wake County, North Carolina, Limited Obligation Bonds, Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 2,235,903
2,000 5.000%, 9/01/36 9/29 at 100.00 2,191,806
Total Tax Obligation/General 39,193,848
Tax Obligation/Limited - 20 .0%
Buncombe County, North Carolina, Limited Obligation Bonds, Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 1,280,598
2,375 5.000%, 6/01/34 6/25 at 100.00 2,432,034
1,375 5.000%, 6/01/35 6/25 at 100.00 1,406,694
Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 425,446
100 5.000%, 4/01/31 4/27 at 100.00 105,559
4,675 Cabarrus County, North Carolina, Limited Obligation Installment Financing
Contract Bonds, Refunding Series 2022A, 5.000%, 6/01/40
6/32 at 100.00 5,184,549
Charlotte, North Carolina, Certificates of Participation, Convention Facilities
Project, Series 2019A:
310 5.000%, 6/01/33 6/29 at 100.00 342,755
1,010 5.000%, 6/01/40 6/29 at 100.00 1,079,637
3,500 5.000%, 6/01/44 6/29 at 100.00 3,696,490
Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts
Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 4,479,078
1,930 5.000%, 6/01/37 6/29 at 100.00 2,091,453
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series
2014, 5.000%, 12/01/39
12/24 at 100.00 2,527,987
Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 510,499
500 4.000%, 6/01/39 6/30 at 100.00 508,405

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Duplin County, North Carolina, Limited Obligation Bonds, County Water
Districts, Series 2016:
$ 1,475 5.000%, 4/01/32 4/26 at 100.00 $ 1,531,067
1,000 5.000%, 4/01/34 4/26 at 100.00 1,035,917
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 1,332,163
1,000 Durham County, North Carolina, Limited Obligation Bonds, Installment
Financing Agreement, Series 2023A, 5.000%, 6/01/24
No Opt. Call 1,009,234
84 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
1/24 at 100.00 83,968
555 Johnston County Finance Corporation, North Carolina, Limited Obligation
Bonds, Series 2020A, 5.000%, 4/01/33
4/30 at 100.00 621,496
Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015:
240 4.375%, 3/01/25, 144A No Opt. Call 236,650
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 1,468,041
Nags Head, North Carolina, Limited Obligation Bonds, Series 2023:
660 5.000%, 6/01/37 6/33 at 100.00 751,893
920 5.000%, 6/01/39 6/33 at 100.00 1,030,142
930 5.000%, 6/01/41 6/33 at 100.00 1,029,873
935 5.000%, 6/01/42 6/33 at 100.00 1,029,827
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call 4,046,213
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call 5,141,254
North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
260 5.000%, 5/01/28 5/27 at 100.00 279,176
5,275 5.000%, 5/01/29 5/27 at 100.00 5,662,324
8,950 5.000%, 5/01/30 5/27 at 100.00 9,567,956
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 2,775,845
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 2,444,275
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call 2,079,160
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,554 0.000%, 7/01/33 7/28 at 86.06 2,329,656
5,296 4.500%, 7/01/34 7/25 at 100.00 5,265,012
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 2,143,186
7,405 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 7,027,691
Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455 5.000%, 10/01/33 10/24 at 100.00 460,627
750 5.000%, 10/01/34 10/24 at 100.00 759,027
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%,
5/01/29
5/26 at 100.00 1,040,937
985 Sampson Area Development Corporation, Sampson County, North Carolina,
Installment Payment Revenue Bonds, Refunding Series 2010, 5.250%,
6/01/24 - AGM Insured
No Opt. Call 994,228
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 2,508,079
3,570 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,685,835
Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 529,299
250 5.000%, 12/01/33 12/27 at 100.00 263,252
Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 709,252
690 5.000%, 12/01/35 12/28 at 100.00 735,556

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 $ 1,044,734
Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D:
500 5.000%, 9/01/40 9/33 at 100.00 561,221
1,250 5.000%, 9/01/41 9/33 at 100.00 1,396,904
1,250 5.000%, 9/01/43 9/33 at 100.00 1,378,061
Total Tax Obligation/Limited 102,060,215
Transportation - 19 .9%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 4,029,431
5,000 5.000%, 7/01/33 7/24 at 100.00 5,033,489
4,935 5.000%, 7/01/34 7/24 at 100.00 4,965,705
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 2,005,942
6,610 5.000%, 7/01/47 7/27 at 100.00 6,836,338
North Carolina Department of Transportation, Private Activity Revenue Bonds,
I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 1,511,195
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 11,188,251
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue Bonds,
Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 746,758
880 0.000%, 7/01/29 7/26 at 87.76 694,677
175 0.000%, 7/01/32 7/26 at 75.72 118,938
1,500 0.000%, 7/01/34 7/26 at 68.37 919,361
2,905 0.000%, 7/01/35 7/26 at 64.91 1,687,458
3,735 0.000%, 7/01/38 7/26 at 55.68 1,840,732
3,995 0.000%, 7/01/39 7/26 at 52.96 1,867,907
2,385 0.000%, 7/01/40 7/26 at 50.36 1,058,908
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue Bonds,
Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 1,212,290
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019:
5,150 0.000%, 1/01/42 1/30 at 68.97 2,307,314
15,500 0.000%, 1/01/47 1/30 at 58.00 5,232,059
6,000 0.000%, 1/01/48 1/30 at 55.97 1,920,034
3,600 0.000%, 1/01/49 1/30 at 54.10 1,092,241
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 1,050,247
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 1,456,086
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 4,758,604
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call 47,401
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call 2,431,230
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call 13,039,406
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call 11,671,998
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call 8,423,078
Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 1,253,757
300 5.000%, 5/01/30 5/25 at 100.00 306,501
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 847,686
Total Transportation 101,555,022

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 3 .3% (c)
$ 1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-refunded
6/01/24)
6/24 at 100.00 $ 1,226,160
Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series
2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 413,846
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 1,807,316
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 1,016,731
New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover
Regional Medical Center, Series 2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 3,110,648
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 3,212,725
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 1,031,510
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded 10/01/25)
10/25 at 100.00 2,509,160
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call 327,723
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series 2014,
5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 1,986,798
Total U.S. Guaranteed 16,642,617
Utilities - 17 .3%
800 Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series
2020, 5.000%, 4/01/32
4/30 at 100.00 896,594
Cape Fear Public Utility Authority, North Carolina,  Water and Sewer System
Revenue Bonds, Refunding Series 2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 1,916,569
6,615 4.000%, 8/01/44 8/29 at 100.00 6,619,431
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 964,454
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 525,913
3,875 City of Raleigh, North Carolina, Combined Enterprise System Revenue and
Refunding Bonds, Series 2023, 5.000%, 9/01/48
9/33 at 100.00 4,257,313
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 2,053,169
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series
2016, 5.000%, 12/01/33
6/26 at 100.00 1,043,425
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,953,070
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2022, 5.250%, 6/01/47
6/32 at 100.00 14,461,021
Greenville Utilities Commission, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2022:
330 4.000%, 12/01/41 12/32 at 100.00 333,957
325 4.000%, 12/01/42 12/32 at 100.00 327,645
300 4.125%, 12/01/43 12/32 at 100.00 302,694
330 4.125%, 12/01/44 12/32 at 100.00 332,944
725 5.000%, 12/01/46 12/32 at 100.00 787,603
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 3,279,300
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 5,261,078
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call 670,777
Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series
2023:
3,500 4.000%, 4/01/48 4/33 at 100.00 3,430,835
4,125 4.000%, 4/01/53 4/33 at 100.00 3,980,854
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 1,759,337

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 $ 1,459,242
295 North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 1/01/27
1/26 at 100.00 305,932
North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,
Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 3,198,349
740 5.000%, 1/01/30 7/26 at 100.00 769,607
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 3,252,160
3,345 5.000%, 6/01/35 6/25 at 100.00 3,412,320
Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call 1,294,564
1,335 5.000%, 6/01/28 6/27 at 100.00 1,419,796
1,000 5.000%, 6/01/33 6/27 at 100.00 1,060,563
Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call 623,438
940 5.000%, 12/01/28 12/26 at 100.00 994,481
1,800 Onslow County, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2023, 5.000%, 12/01/53
12/33 at 100.00 1,931,978
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 2,713,149
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 1,053,667
500 5.000%, 6/01/32 12/25 at 100.00 516,364
Union County, North Carolina, Enterprise System Revenue Bonds, Series
2017:
400 5.000%, 6/01/24 No Opt. Call 403,733
400 5.000%, 6/01/28 6/27 at 100.00 429,523
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,389,192
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2016A:
2,800 5.000%, 6/01/26 No Opt. Call 2,949,285
365 5.000%, 6/01/29 6/26 at 100.00 381,577
680 Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022, 4.000%, 6/01/34
6/32 at 100.00 728,739
Total Utilities 88,445,642
Total Municipal Bonds
(cost $492,751,418) 492,692,441
Total Long-Term Investments
(cost $492,751,418) 492,692,441
Other Assets & Liabilities, Net - 3.4% 17,283,568
Net Assets - 100% $ 509,976,009
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2023 (Unaudited) Georgia Louisiana North Carolina
ASSETS
Long-term investments, at value
†
$ 174,416,780 $ 211,942,085 $ 492,692,441
Cash 1,874,505 1,918,453 10,311,327
Receivables:
Interest 2,594,024 3,152,569 6,579,685
Investments sold – 176,014 –
Shares sold 4,109,423 1,790,467 10,800,022
Other 5,808 6,302 78,239
Total assets 183,000,540 218,985,890 520,461,714
LIABILITIES
Payables:
Management fees 72,611 87,024 197,071
Dividends 58,853 64,854 253,808
Interest 639 26 —
Investments purchased - regular settlement – – 8,520,334
Shares redeemed 535,022 2,264,650 1,227,586
Accrued expenses:
Custodian fees 23,029 26,889 46,875
Trustees fees 3,608 4,212 76,081
Professional fees 25,301 26,073 35,378
Shareholder reporting expenses 10,654 8,454 24,102
Shareholder servicing agent fees 25,478 19,547 69,104
12b-1 distribution and service fees 22,101 28,151 35,307
Other 29 43 59
Total liabilities 777,325 2,529,923 10,485,705
Net assets $ 182,223,215 $ 216,455,967 $ 509,976,009
NET ASSETS CONSIST OF:
Paid-in capital $ 202,930,338 $ 232,044,410 $ 563,126,984
Total distributable earnings (loss) (20,707,123) (15,588,443) (53,150,975)
Net assets 182,223,215 216,455,967 509,976,009
†
Long-term investments, cost $ 176,413,027 $ 220,557,266 $ 492,751,418
Georgia Louisiana North Carolina
CLASS A:
Net assets $ 123,842,777 $ 138,311,642 $ 188,492,277
Shares outstanding 12,782,686 13,214,827 18,953,380
Net asset value ("NAV") per share $ 9.69 $ 10.47 $ 9.95
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.11 $ 10.93 $ 10.39
CLASS C:
Net assets $ 2,622,300 $ 7,699,192 $ 6,870,152
Shares outstanding 271,481 739,066 690,225
NAV and offering price per share $ 9.66 $ 10.42 $ 9.95
CLASS I:
Net assets $ 55,758,138 $ 70,445,133 $ 314,613,580
Shares outstanding 5,770,716 6,717,784 31,518,571
NAV and offering price per share $ 9.66 $ 10.49 $ 9.98
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2023 (Unaudited) Georgia Louisiana North Carolina
INVESTMENT INCOME
Interest $ 3,325,097 $ 3,965,792 $ 8,991,198
Total investment income 3,325,097 3,965,792 8,991,198
EXPENSES
– – –
Management fees 457,270 532,510 1,299,008
12b-1 service fees - Class A 119,687 137,213 192,969
12b-1 distribution and service fees - Class C 13,520 40,538 35,769
Shareholder servicing agent fees - Class A 33,994 24,035 49,709
Shareholder servicing agent fees - Class C 769 1,418 1,844
Shareholder servicing agent fees - Class I 16,476 11,481 83,940
Interest expense 1,456 51,394 31,737
Trustees fees 3,561 4,151 10,711
Custodian expenses, net — 9,909 —
Registration fees 2,185 2,130 2,516
Professional fees 32,554 34,178 50,299
Shareholder reporting expenses 7,063 6,123 15,316
Other 3,302 8,311 10,718
Total expenses 691,837 863,391 1,784,536
Net investment income (loss) 2,633,260 3,102,401 7,206,662
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,574,179) (863,207) (8,802,433)
Net realized gain (loss) (1,574,179) (863,207) (8,802,433)
Change in unrealized appreciation (depreciation) on:
Investments 2,019,632 2,044,157 6,365,254
Net change in unrealized appreciation (depreciation) 2,019,632 2,044,157 6,365,254
Net realized and unrealized gain (loss) 445,453 1,180,950 (2,437,179)
Net increase (decrease) in net assets from operations $ 3,078,713 $ 4,283,351 $ 4,769,483

Statement of Changes in Net Assets
See Notes to Financial Statements

Georgia Louisiana
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 2,633,260 $ 1,966,859 $ 3,102,401 $ 6,053,326
Net realized gain (loss) (1,574,179) (10,088,757) (863,207) (2,125,661)
Net change in unrealized appreciation (depreciation) 2,019,632 5,042,722 2,044,157 (5,364,968)
Net increase (decrease) in net assets from operations 3,078,713 (3,079,176) 4,283,351 (1,437,303)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,733,103) (3,079,497) (1,977,585) (3,893,443)
Class C (28,178) (63,232) (84,348) (188,990)
Class I (897,075) (1,536,233) (1,018,298) (1,753,446)
Total distributions (2,658,356) (4,678,962) (3,080,231) (5,835,879)
FUND SHARE TRANSACTIONS
Subscriptions 40,583,458 111,540,677 21,103,234 41,830,615
Reinvestments of distributions 2,312,756 4,015,416 2,694,512 4,965,616
Redemptions (42,159,198) (119,688,183) (20,268,816) (56,315,262)
Net increase (decrease) from Fund share transactions 737,016 (4,132,090) 3,528,930 (9,519,031)
Net increase (decrease) in net assets 1,157,373 (11,890,228) 4,732,050 (16,792,213)
Net assets at the beginning of period 181,065,842 192,956,070 211,723,917 228,516,130
Net assets at the end of period $ 182,223,215 $ 181,065,842 $ 216,455,967 $ 211,723,917

See Notes to Financial Statements

North Carolina
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 7,206,662 $ 13,539,088
Net realized gain (loss) (8,802,433) (25,244,437)
Net change in unrealized appreciation (depreciation) 6,365,254 3,449,696
Net increase (decrease) in net assets from operations 4,769,483 (8,255,653)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,444,973) (4,270,912)
Class C (62,565) (122,428)
Class I (4,511,937) (8,191,304)
Total distributions (7,019,475) (12,584,644)
FUND SHARE TRANSACTIONS
Subscriptions 131,277,651 308,795,305
Reinvestments of distributions 5,540,834 9,984,611
Redemptions (168,147,876) (379,431,659)
Net increase (decrease) from Fund share transactions (31,329,391) (60,651,743)
Net increase (decrease) in net assets (33,579,383) (81,492,040)
Net assets at the beginning of period 543,555,392 625,047,432
Net assets at the end of period $ 509,976,009 $ 543,555,392

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Georgia
Class
A
11/30/23(d)
$ 9.65 $ 0.14 $ 0.04 $ 0.18 $ (0.14) $ — $ (0.14) $ 9.69
5/31/23
10.05 0.10 (0.26) (0.16) (0.24) — (0.24) 9.65
5/31/22
11.22 0.22 (1.18) (0.96) (0.21) — (0.21) 10.05
5/31/21
10.92 0.24 0.30 0.54 (0.24) — (0.24) 11.22
5/31/20
10.81 0.27 0.10 0.37 (0.26) — (0.26) 10.92
5/31/19
10.53 0.28 0.29 0.57 (0.29) — (0.29) 10.81
Class
C
11/30/23(d)
9.62 0.10 0.04 0.14 (0.10) — (0.10) 9.66
5/31/23
10.02 0.02 (0.26) (0.24) (0.16) — (0.16) 9.62
5/31/22
11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
5/31/21
10.88 0.15 0.30 0.45 (0.15) — (0.15) 11.18
5/31/20
10.77 0.18 0.10 0.28 (0.17) — (0.17) 10.88
5/31/19
10.50 0.20 0.27 0.47 (0.20) — (0.20) 10.77
Class
I
11/30/23(d)
9.63 0.15 0.03 0.18 (0.15) — (0.15) 9.66
5/31/23
10.02 0.12 (0.25) (0.13) (0.26) — (0.26) 9.63
5/31/22
11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
5/31/21
10.89 0.26 0.30 0.56 (0.26) — (0.26) 11.19
5/31/20
10.78 0.29 0.10 0.39 (0.28) — (0.28) 10.89
5/31/19
10.50 0.30 0.28 0.58 (0.30) — (0.30) 10.78
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .88% $ 123,843 0 .82% (e) 0 .82% (e) 2 .87% (e) 5%
( 1 .58 ) 121,565 0 .84 0 .83 1 .01 40
( 8 .66 ) 124,199 0 .83 0 .83 1 .98 19
5 .01 144,796 0 .82 0 .82 2 .18 2
3 .42 107,819 0 .83 0 .83 2 .43 15
5 .48 100,544 0 .84 0 .84 2 .68 19
1 .47 2,622 1 .62 (e) 1 .62 (e) 2 .07 (e) 5
( 2 .39 ) 3,125 1 .65 1 .64 0 .19 40
( 9 .35 ) 4,704 1 .63 1 .63 1 .18 19
4 .18 6,343 1 .62 1 .62 1 .39 2
2 .59 6,851 1 .63 1 .63 1 .63 15
4 .54 6,347 1 .64 1 .64 1 .88 19
1 .88 55,758 0 .62 (e) 0 .62 (e) 3 .06 (e) 5
( 1 .29 ) 56,375 0 .64 0 .63 1 .20 40
( 8 .48 ) 64,053 0 .63 0 .63 2 .19 19
5 .23 68,891 0 .62 0 .62 2 .38 2
3 .60 52,098 0 .63 0 .63 2 .63 15
5 .68 47,268 0 .64 0 .64 2 .87 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Louisiana
Class
A
11/30/23(d)
$ 10.41 $ 0.15 $ 0.06 $ 0.21 $ (0.15) $ — $ (0.15) $ 10.47
5/31/23
10.75 0.29 (0.35) (0.06) (0.28) — (0.28) 10.41
5/31/22
11.64 0.26 (0.90) (0.64) (0.25) — (0.25) 10.75
5/31/21
11.17 0.31 0.47 0.78 (0.31) — (0.31) 11.64
5/31/20
11.32 0.34 (0.14) 0.20 (0.35) — (0.35) 11.17
5/31/19
11.05 0.37 0.26 0.63 (0.36) — (0.36) 11.32
Class
C
11/30/23(d)
10.36 0.11 0.06 0.17 (0.11) — (0.11) 10.42
5/31/23
10.70 0.21 (0.35) (0.14) (0.20) — (0.20) 10.36
5/31/22
11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
5/31/21
11.11 0.22 0.47 0.69 (0.22) — (0.22) 11.58
5/31/20
11.26 0.25 (0.15) 0.10 (0.25) — (0.25) 11.11
5/31/19
11.00 0.28 0.25 0.53 (0.27) — (0.27) 11.26
Class
I
11/30/23(d)
10.43 0.16 0.06 0.22 (0.16) — (0.16) 10.49
5/31/23
10.78 0.31 (0.36) (0.05) (0.30) — (0.30) 10.43
5/31/22
11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
5/31/21
11.19 0.33 0.47 0.80 (0.33) — (0.33) 11.66
5/31/20
11.34 0.36 (0.14) 0.22 (0.37) — (0.37) 11.19
5/31/19
11.08 0.40 0.24 0.64 (0.38) — (0.38) 11.34
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .04% $ 138,312 0 .85% (e) 0 .80% (e) 2 .91% (e) 9%
( 0 .53 ) 140,021 0 .80 0 .80 2 .78 12
( 5 .61 ) 156,506 0 .79 0 .79 2 .31 18
7 .08 160,148 0 .80 0 .80 2 .70 8
1 .73 135,199 0 .82 0 .81 3 .00 8
5 .81 110,922 0 .85 0 .84 3 .39 14
1 .63 7,699 1 .65 (e) 1 .60 (e) 2 .11 (e) 9
( 1 .32 ) 8,586 1 .60 1 .60 1 .98 12
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
6 .25 13,801 1 .60 1 .60 1 .90 8
0 .90 13,866 1 .62 1 .61 2 .20 8
4 .88 11,797 1 .65 1 .64 2 .58 14
2 .15 70,445 0 .65 (e) 0 .60 (e) 3 .11 (e) 9
( 0 .39 ) 63,117 0 .60 0 .60 2 .98 12
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18
7 .29 60,160 0 .60 0 .60 2 .89 8
1 .94 43,182 0 .62 0 .61 3 .20 8
5 .93 35,521 0 .65 0 .64 3 .58 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
North Carolina
Class
A
11/30/23(d)
$ 9.94 $ 0.13 $ — $ 0.13 $ (0.12) $ — $ (0.12) $ 9.95
5/31/23
10.26 0.23 (0.34) (0.11) (0.21) — (0.21) 9.94
5/31/22
11.40 0.18 (1.14) (0.96) (0.18) — (0.18) 10.26
5/31/21
11.14 0.22 0.26 0.48 (0.22) — (0.22) 11.40
5/31/20
10.99 0.25 0.15 0.40 (0.25) — (0.25) 11.14
5/31/19
10.69 0.28 0.31 0.59 (0.29) — (0.29) 10.99
Class
C
11/30/23(d)
9.95 0.09 — 0.09 (0.09) — (0.09) 9.95
5/31/23
10.28 0.15 (0.35) (0.20) (0.13) — (0.13) 9.95
5/31/22
11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
5/31/21
11.15 0.13 0.26 0.39 (0.13) — (0.13) 11.41
5/31/20
11.00 0.16 0.15 0.31 (0.16) — (0.16) 11.15
5/31/19
10.69 0.19 0.32 0.51 (0.20) — (0.20) 11.00
Class
I
11/30/23(d)
9.98 0.14 — 0.14 (0.14) — (0.14) 9.98
5/31/23
10.31 0.25 (0.35) (0.10) (0.23) — (0.23) 9.98
5/31/22
11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
5/31/21
11.19 0.25 0.26 0.51 (0.25) — (0.25) 11.45
5/31/20
11.04 0.28 0.15 0.43 (0.28) — (0.28) 11.19
5/31/19
10.74 0.30 0.31 0.61 (0.31) — (0.31) 11.04
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .38% $ 188,492 0 .79% (e) 0 .78% (e) 2 .63% (e) 11%
( 1 .06 ) 201,018 0 .81 0 .78 2 .27 23
( 8 .56 ) 201,287 0 .77 0 .76 1 .62 18
4 .36 267,521 0 .77 0 .76 1 .96 10
3 .68 212,327 0 .80 0 .77 2 .28 7
5 .59 189,556 0 .82 0 .78 2 .59 24
0 .88 6,870 1 .59 (e) 1 .58 (e) 1 .83 (e) 11
( 1 .92 ) 7,570 1 .61 1 .58 1 .47 23
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
3 .53 15,194 1 .57 1 .56 1 .18 10
2 .85 17,209 1 .60 1 .57 1 .48 7
4 .80 17,622 1 .62 1 .58 1 .79 24
1 .40 314,614 0 .59 (e) 0 .58 (e) 2 .83 (e) 11
( 0 .91 ) 334,967 0 .61 0 .58 2 .47 23
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18
4 .56 496,334 0 .57 0 .56 2 .16 10
3 .89 388,595 0 .60 0 .57 2 .48 7
5 .77 320,072 0 .62 0 .58 2 .80 24

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen
Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Georgia
$ 34,935
Louisiana
8,745
North Carolina
53,905

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to

Notes to Financial Statements
(Unaudited) (continued)
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 174,416,780 $ – $ 174,416,780
Total $ – $ 174,416,780 $ – $ 174,416,780
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 203,061,605 $ – $ 203,061,605
Common Stocks – 8,880,480 – 8,880,480
Total $ – $ 211,942,085 $ – $ 211,942,085
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 492,692,441 $ – $ 492,692,441
Total $ – $ 492,692,441 $ – $ 492,692,441

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Georgia
$ 8,980,246 $ 13,470,633
Louisiana
22,140,503 17,829,350
North Carolina
54,654,785 88,993,853

Notes to Financial Statements
(Unaudited) (continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
Georgia Shares Amount Shares Amount
Subscriptions:
Class A 2,457,175 $22,725,554 9,305,706 $89,016,146
Class A - automatic conversion of Class C — — 8,759 85,777
Class C 21,175 201,347 36,271 356,101
Class I 1,852,790 17,656,557 2,286,604 22,082,653
Total subscriptions 4,331,140 40,583,458 11,637,340 111,540,677
Reinvestments of distributions:
Class A 161,212 1,532,972 276,816 2,674,870
Class C 2,823 26,773 6,217 59,850
Class I 79,457 753,011 132,937 1,280,696
Total reinvestments of distributions 243,492 2,312,756 415,970 4,015,416
Redemptions:
Class A (2,428,559) (22,712,910) (9,355,712) (89,465,291)
Class C (77,287) (734,919) (178,431) (1,721,447)
Class C - automatic conversion to Class A — — (8,786) (85,777)
Class I (2,017,348) (18,711,369) (2,954,083) (28,415,668)
Total redemptions (4,523,194) (42,159,198) (12,497,012) (119,688,183)
Net increase (decrease) 51,438 $737,016 (443,702) $(4,132,090)
Six Months Ended
11/30/23
Year Ended
5/31/23
Louisiana Shares Amount Shares Amount
Subscriptions:
Class A 538,451 $5,529,965 1,727,516 $17,983,675
Class A - automatic conversion of Class C — — 1,116 11,643
Class C 8,627 88,649 38,663 401,507
Class I 1,517,352 15,484,620 2,245,027 23,433,790
Total subscriptions 2,064,430 21,103,234 4,012,322 41,830,615
Reinvestments of distributions:
Class A 165,348 1,694,847 311,584 3,240,948
Class C 8,058 82,217 17,541 181,610
Class I 89,386 917,448 147,966 1,543,058
Total reinvestments of distributions 262,792 2,694,512 477,091 4,965,616
Redemptions:
Class A (938,559) (9,596,820) (3,148,440) (32,743,661)
Class C (106,181) (1,075,634) (327,437) (3,399,864)
Class C - automatic conversion to Class A — — (1,122) (11,643)
Class I (939,185) (9,596,362) (1,932,197) (20,160,094)
Total redemptions (1,983,925) (20,268,816) (5,409,196) (56,315,262)
Net increase (decrease) 343,297 $3,528,930 (919,783) $(9,519,031)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
North Carolina Shares Amount Shares Amount
Subscriptions:
Class A 5,143,908 $49,586,388 14,781,977 $145,800,022
Class A - automatic conversion of Class C 11,056 107,668 29,375 296,682
Class C 60,409 595,928 64,147 633,726
Class I 8,241,766 80,987,667 16,253,502 162,064,875
Total subscriptions 13,457,139 131,277,651 31,129,001 308,795,305
Reinvestments of distributions:
Class A 229,630 2,246,692 389,716 3,878,729
Class C 5,955 58,302 11,259 112,135
Class I 329,825 3,235,840 600,112 5,993,747
Total reinvestments of distributions 565,410 5,540,834 1,001,087 9,984,611
Redemptions:
Class A (6,648,620) (64,078,145) (14,595,945) (143,276,536)
Class C (125,789) (1,232,988) (407,925) (4,064,950)
Class C - automatic conversion to Class A (11,045) (107,668) (29,345) (296,682)
Class I (10,611,404) (102,729,075) (23,292,539) (231,793,491)
Total redemptions (17,396,858) (168,147,876) (38,325,754) (379,431,659)
Net increase (decrease) (3,374,309) $(31,329,391) (6,195,666) $(60,651,743)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 176,617,542 $ 1,963,916 $ (4,164,678) $ (2,200,762)
Louisiana
220,128,486 7,505,450 (15,691,851) (8,186,401)
North Carolina
494,565,790 11,609,319 (13,482,668) (1,873,349)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 807,875 $ — $ — $ (4,241,441) $ (17,255,548) $ — $ (438,366) $ (21,127,480)
Louisiana
648,183 3,951 — (10,276,633) (6,662,636) — (504,428) (16,791,563)
North Carolina
1,583,660 — — (8,314,344) (42,996,435) — (1,173,863) (50,900,982)
1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2023, the complex-level fee rate for each Fund was as follows:
Fund
Short-Term Long-Term Total
Georgia
$ 5,119,849 $ 12,135,699 $ 17,255,548
Louisiana
3,540,332 3,122,304 6,662,636
North Carolina
16,407,222 26,589,213 42,996,435
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Complex-Level Fee
Georgia
0 .1608%
Louisiana
0 .1608%
North Carolina
0 .1608%
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Georgia
$ 24,271 $ 22,556
Louisiana
50,662 47,474
North Carolina
26,814 25,283
Fund
Commission
Advances
Georgia
$ 13,164
Louisiana
27,531
North Carolina
19,084
Fund
12b-1 Fees
Retained
Georgia
$ 1,828
Louisiana
2,238
North Carolina
2,483
Fund
CDSC
Retained
Georgia
$ 49
Louisiana
1,008
North Carolina
243

Notes to Financial Statements
(Unaudited) (continued)
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Georgia
$ —
Louisiana
4,541,474
North Carolina
12,900,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
— $ — — %
Louisiana
6 2,823,686 6.41
North Carolina
11 10,604,640 6.53

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023 for Nuveen Multistate Trust III; at this meeting the shareholders were asked to elect Board members.
Nuveen Multistate
Trust III
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 84,419,384
Withhold 1,010,088
Total 85,429,472
Michael A. Forrester
For 84,420,284
Withhold 1,009,188
Total 85,429,472
Thomas J. Kenny
For 84,418,209
Withhold 1,011,263
Total 85,429,472
Amy B.R. Lancellotta
For 84,404,135
Withhold 1,025,337
Total 85,429,472
Joanne T. Medero
For 84,401,471
Withhold 1,028,001
Total 85,429,472
Albin F. Moschner
For 84,405,264
Withhold 1,024,208
Total 85,429,472
John K. Nelson
For 84,288,926
Withhold 1,140,546
Total 85,429,472
Loren M. Starr
For 84,403,772
Withhold 1,025,700
Total 85,429,472
Matthew Thornton III
For 84,416,184
Withhold 1,013,288
Total 85,429,472
Terence J. Toth
For 84,232,091
Withhold 1,197,381
Total 85,429,472
Margaret L. Wolff
For 84,399,672
Withhold 1,029,800
Total 85,429,472
Robert L. Young
For 84,414,109
Withhold 1,015,363
Total 85,429,472

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS5-1123P 3299642-INV-B-01/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 2, 2024